Bank loans (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2022 SGD	June 30, 2023 SGD	June 30, 2023 USD
CIMB Bank Berhad, Singapore Branch	August 2020 /August 2023	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	23,005	5,794	4,285
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	518,715	418,057	309,145
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	239,982	200,196	148,041
Total				781,702	624,047	461,471
Bank loans, current portion				305,965	292,924	216,612
Bank loans, non-current portion				475,737	331,123	244,859

Schedule of maturities schedule long term debt	Twelve months ending June 30,
	SGD	USD

2024	292,924	216,612
2025	295,651	218,629
2026	35,472	26,230
Total	624,047	461,471